Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income tax expense (benefit)	$ 0	$ 0
Deferred tax assets net	6,900,000	3,100,000
Unrecognized tax benefit	0	0
Accrued interest and penalties	$ 0	0
Federal [Member]
Net operating loss carryforwards		3,800,000
Deferred tax assets, operating loss carryforwards, not subject to expiration		3,800,000
Foreign [Member]
Net operating loss carryforwards		512,000
Deferred tax assets, operating loss carryforwards, not subject to expiration		299,000
Foreign [Member] | 2026 [Member]
Deferred tax assets, operating loss carryforwards, subject to expiration		$ 213,000
Operating loss carryforwards, expiration date		Mar. 31, 2026